Income Taxes - Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Effective Income Tax Rate Reconciliation, Tax Credit, Amount [Abstract]
Income tax computed at 25%	$ (217,032)	$ (112,353)
Different tax rates in other jurisdictions	629,555	163,809
Tax preferential rate	(144,500)	(19,830)
Non deductible expenses	4,834	1,323
Super deduction	(78,351)	(3,196)
Tax loss not recognised	11,457	0
Income tax expense	$ 205,963	$ 29,752